Disclosure of market risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Financial assets	$ 5,715
Financial liabilities	(1,479)
Canadian Dollar [Member]
Statements Line Items
Financial assets	721	$ 1,484
Financial liabilities	(2,767)	(2,984)
Net financial assets (liabilities)	(2,046)	(1,500)
Mexican Peso [Member]
Statements Line Items
Financial assets	26,969	29,502
Financial liabilities	(15,438)	(17,586)
Net financial assets (liabilities)	$ 11,531	$ 11,916